RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Business services revenues	$ 15	$ 62	$ 73	$ 141
Interest income	3	$ 0	11	$ 0
Financial assets	222		222		$ 118
Accounts and other receivable, net	267		267		579
Amounts payable and other	514		514		603
Non-recourse borrowings in subsidiaries of the partnership	176		176		55
Tax receivable	$ 300		$ 300		$ 315